Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Contingencies

Note 11 – Contingencies

Legal Proceedings

From time to time, the Company may become involved in lawsuits and other legal proceedings that arise in the course of business. Litigation is subject to inherent uncertainties, and it is not possible to predict the outcome of litigation with total confidence. The Company is currently not aware of any legal proceedings or potential claims against it whose outcome would be likely, individually or in the aggregate, to have a material adverse effect on the Company’s business, financial condition, operating results, or cash flows.

Anthony Davis v. YayYo, Inc., and Ramy El-Batrawi

A typical commercial dispute led to a complaint filed on March 5, 2020, in the LA Superior Court. Plaintiff Anthony Davis (“Davis”) was hired by the Company as its Chief Executive Officer in or about December 2016, although he worked there for only a matter of months. Mr. El-Batrawi, the founder of the Company and a former CEO and director, and was involved, the complaint alleges, in Davis’ hiring and termination. As part of his compensation, Mr. Davis alleges that he expected to receive stock options in the Company. Davis admits that he resigned from his executive officer and director positions, but asserts that he did not receive his stock options (he also included a spurious claim for wage and hour violations). The Company denied liability and has asserted that it has paid Davis all amounts due to him under the contract, while in the fact that Davis failed to exercise his stock options before they expired on December 31, 2018. The Company has filed a demurrer to the complaint which resulted in the plaintiff filing an amended complaint to which we will file a demurrer to be heard on September 8, 2021 in LA Superior Court. The lawsuit entirely lacks merit, and will have no material impact on the company’s business or prospects.

Ivan Rung v. YayYo, Inc., Ramy El-Batrawi, et al., 20STCV27876 and Michael Vanbecelaere v. YayYo, Inc., Ramy El-Batrawi, et al., 20STCV28066 (Vanbecelaere)(hereafter the “State Cases”)

On July 22 and July 23, 2020 two, twin actions (with virtually identical complaints) were filed in the LA Superior Court. The State Case complaints differed only by a few words and the random punctuation mark. Plaintiff Ivan Rung and Michael Vanbecelaere each claimed to have purchased the Company’s stock in the IPO ; they purported to bring a securities class action on behalf of all purchasers of the Company’s stock pursuant to the Registration Statement and Prospectus issued in connection with the Company’s November 14, 2019 IPO. Lifting allegations freely from the FirstFire case complaint, the State Case Complaint is vague about alleged misrepresentation and material omissions, detailing instead a supposed chronology of events leading to the Company’s voluntary decision to delist its stock from NASDAQ following some business setbacks in early 2020. The Company announced in an 8K filed on February10, 2020 that it was voluntarily delisting from NASDAQ. Although YayYo obviously admits that its stock was delisted on NASDAQ, Company has denied liability and asserts that it accurately and completely disclosed all materially adverse facts and occurrences in its Registration Statement, related public filings and other public statements, and the Complaint’s alleged violations of Sections 11 & 15 of the Securities Act of 1933 are baseless. If the mediation is unsuccessful, YayYo intends to vigorously defend the lawsuit as it entirely lacks merit. The litigation is presently stayed

Jason Hamlin v. YayYo, Inc., Ramy El-Batrawi, et al., 20-cv-8235 (SVW) and William Koch v. YayYo, Inc., Ramy El-Batrawi, et al, 20-cv-8591 (SVW)(now consolidate in “In re YayYo Securities Litigation”)

These two copy-cat actions were filed on September 9, 2020 and September18, 2020, respectively, in the United States District Court for the Central District of California, both cases as purported class actions. Plaintiffs Jason Hamlin and William Koch each claim to have purchased the Company’s stock “traceable to the IPO” and like plaintiffs Vanbecelaere and Rung in the state court actions, purport to bring a securities class action pursuant to Sections 11 & 15 of the Securities Act of 1933 on behalf of all purchasers of the Company’s stock. The first amended complaint alleges false statements and material omissions of material fact in connection with the Registration Statement and Prospectus issued in connection with the Company’s November 14, 201 9 initial stock offering (IPO). The defendants include directors of the company and the Underwriters to the IPO, Westpark Capital and Aegis Capital Corp. The federal court has consolidated the two matters for all purposes, and an initial status conference has been scheduled and held. As with the Vanbecelaere state court case, the Company denies liability and asserts that it accurately and completely disclosed all materially adverse facts, events and occurrences in its Registration Statement and related public filings, and the complaint’s alleged violations of Sections 11 & 15 of the Securities Act of 1933 are baseless. The Company intends to vigorously defend the lawsuit in federal court. All the securities lawsuits, in both federal and state court, are presently stayed pending the outcome of this mediation.

Konop v. El-Batrawi, 1:20-cv-1379- MN (Filed in Del. District Court)

Finally, on October 12, 2020 another cookie cutter complaint was filed in Delaware District Court, which has now been transferred to the U.S. District Court for the Central District of California, and assigned as a related case to Judge Wilson who, as noted, has the pending federal securities action assigned to him. Although styled as a “Derivative action” the complaint in Konop is another cut-and-paste job based on the original FirstFire complaint filed in the SDNY. It recites a litany of false allegations of mismanagement by YayYo’s principal, Mr. El-Batrawi and members of the Board of Directors, and purports to sue for damages caused by poor management by the officers and directors. The allegations of the complaint are spurious and no damages can or will be proved at trial.

Uptick Media v. YayYo, Inc., AAA Arbitration pending in New York

Plaintiff a consulting firm based in New York and Miami entered into a “consulting agreement” with the company in 2017 in which Uptick promised to deliver strategic services and other professional services to YayYo in exchange for $5,000 in cash and $100,000 worth of stock. They never provided any consultation or services or advice and the contract was not renewed. Uptick is suing the company for $100,000 in stock claiming breach of contract. The Company has denied liability on the basis of non-performance. This dispute is being arbitrated by AAA in New York.

Note 10 - Contingencies

Legal Proceedings

From time to time, the Company may become involved in lawsuits and other legal proceedings that arise in the course of business. Litigation is subject to inherent uncertainties, and it is not possible to predict the outcome of litigation with total confidence. The following description relates to pending legal proceedings or potential claims against us whose outcome may, either individually or in the aggregate, have a material adverse effect on the Company’s business, financial condition, operating results, or cash flows.

Anthony Davis v. EVmo, Inc. (formerly YayYo, Inc.), and Ramy El-Batrawi

This action was filed on March 5, 2020, in the Superior Court of the State of California for the County of Los Angeles. Plaintiff Anthony Davis acted as the Company’s Chief Executive Officer from approximately December 2016 through April 2017. Mr. El-Batrawi is the founder of the Company and its former Chief Executive Officer and director, and was involved, the complaint alleges, in Mr. Davis’s hiring and termination after a brief tenure as CEO. As part of his severance compensation, Mr. Davis was granted stock options to purchase shares of Common Stock. Mr. Davis claims that the Company breached its agreement to award him these stock options and includes a claim for wage and hour violations. The lawsuit also seeks declaratory and injunctive relief. Mr. Davis also included a claim under the California Unfair Practices Act. The Company has denied all liability, asserts that it has paid Mr. Davis all amounts due to him under his separation agreement with the Company, and has vigorously defended this lawsuit. The Company has filed a demurrer in connection with this litigation and that demurrer is expected to be resolved at a hearing in May 2021. If the case is not dismissed at that time, the Company will conduct discovery and file a motion for summary judgment.

In Re YayYo Securities Litigation

Two actions styled as securities class actions were filed in the United States District Court for the Central District of California, on September 9, 2020 (Hamlin v. YayYo) and September 18, 2020, respectively (Koch v. YayYo et al). The plaintiffs to each action individually alleged misrepresentations and material omissions in the registration statement on Form S-1 that the Company filed with the SEC in connection with its initial public offering, which was declared effective on November 13, 2019, claiming violations of Sections 11 and 15 of the Securities Act. Each purported action involved securities class action claims. The district court consolidated the two actions, and the Hamlin action was since dismissed. The district court indicated in its order consolidating the actions that the new caption for the case would be “In Re YayYo Securities Litigation.” The Company filed an answer, denying liability and asserted that it accurately and completely disclosed all material facts and occurrences, including adverse ones, in its registration statement, related public filings and other public statements, and further asserted that the alleged violations of Sections 11 and 15 of the Securities Act are baseless. Each of the parties to this litigation has mutually agreed to request a stay of the proceedings pending a mediation that is tentatively scheduled for April 29, 2021 in which a global settlement, also involving the plaintiff class representative identified in the case described immediately below,

Michael Vanbecelaere v. YayYo, Inc, et al.

Two actions styled as securities class actions were filed in the Superior Court of the State of California for the County of Los Angeles, on July 22, 2020 and July 23, 2020, respectively. The plaintiffs to each action individually alleged misrepresentations and material omissions in the registration statement on Form S-1 that the Company filed with the SEC in connection with its initial public offering, which was declared effective on November 13, 2019, claiming violations of Sections 11 and 15 of the Securities Act. Each action purported to bring a securities class action against the Company; one of the two lawsuits was dismissed on the basis that the lead plaintiff in one of the actions was not a suitable class Representative, and that plaintiff later joined the lawsuit brought by the other one. In its answer, the Company denied liability and asserted that it accurately and completely disclosed all material facts and occurrences, including adverse ones, in its registration statement, related public filings and other public statements, and further asserted that the alleged violations of Sections 11 and 15 of the Securities Act are baseless. Each of the parties to this litigation has mutually agreed to request a stay of the proceedings pending a mediation that is tentatively scheduled for April 29, 2021, which will also include the parties to the action described immediately above.

Uptick Capital, LLC v. EVmo, Inc. (formerly YayYo, Inc.)

On March 5, 2021, Uptick Capital, LLC (“Uptick”), filed an arbitration demand with the American Arbitration Association (“AAA”) alleging breach of contract with respect to an Advisory Agreement that Uptick asserts it entered into with the Company on August 7, 2017. The claim filed with the AAA alleges that “pursuant to the terms of the Advisory Agreement, Uptick was entitled to receive $2,500 per month for three months” plus “an issuance of restricted shares of $50,000 worth of YayYo common stock in exchange for providing certain consulting services to YayYo.” The agreement, according to the demand, was renewed once. The Company has not yet formally responded to the arbitration claim but denies liability and intends to vigorously defend this arbitration on the basis that Uptick failed to comply with the contract. It is unknown what the potential liabilities are but, as of the date of the registration statement of which this prospectus is a part, the Company believes they should not exceed $10,000 in cash and $100,000 worth of stock.